SHORT-TERM BANK LOANS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Contractual Agreements
Short-term bank loans	¥ 2,510,500		$ 360,611	¥ 1,782,900
Restricted cash	¥ 1,786,832		$ 256,662	¥ 1,278,326
Weighted average interest rate (as a percent)	4.27%		4.27%	4.80%
Securitization debt.
Contractual Agreements
Face value	¥ 471,500		$ 67,727
Proceeds from short-term debt	¥ 458,864	$ 65,912
Securitization debt. | Minimum
Contractual Agreements
Effective interest rate	2.67%		2.67%
Securitization debt. | Maximum
Contractual Agreements
Effective interest rate	3.86%		3.86%
Equity Pledge Agreement
Contractual Agreements
Short-term bank loans	¥ 960,000		$ 137,895	¥ 740,000
Pledged by deposits
Contractual Agreements
Short-term bank loans	1,159,000		166,481	1,042,900
Restricted cash	1,590,025		228,393
Pledged by notes receivables
Contractual Agreements
Short-term bank loans	¥ 391,500		$ 56,235	0
Restricted cash				¥ 1,166,744